Equity-method investees (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Changes in Carrying Amount of Equity-method investees
Changes in the carrying amount of equity-method investees for the years ended December 31, 2019 and 2018 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Salena S.r.l.	Other	Total
Balance as at December 31, 2017	—	45	—	34	79
Acquisition of non-controlling interests	48,024	—	—	—	48,024
Elimination of intercompany profit	(7,350)	—	—	—	(7,350)
Share of profit/(loss) for the year	(295)	39	—	(34)	(290)
Share of other comprehensive income	(246)	—	—	—	(246)
Effect of translation adjustments	—	3	—	—	3

Balance as at December 31, 2018	40,133	87	—	—	40,220
Share of profit for the year	992	19	—	—	1,011
Share of other comprehensive income	111	—	—	—	111

Balance as at December 31, 2019	41,236	106	—	—	41,342

Schedule of Fair Values of Identifiable Assets and Liabilities and Cash Flow Deriving from Transaction of Subsidiary
The fair values of the identifiable assets and liabilities of Natuzzi Trading Shanghai as at the date control was lost were the following:

Assets
Property, plant and equipment	541
Intangible assets	9,397
Other non-current assets	271
Deferred tax assets	167
Inventories	851
Trade receivables	243
Other current receivables	388
Restricted cash for capital contribution	35,000
Cash and cash equivalents	4,886

Total assets (a)	51,744

Liabilities
Deferred tax liabilities	2,349
Trade payables	992
Other payables	3,710
Liabilities for current income tax	31

Total liabilities (b)	7,082

Total identifiable net assets at fair value c = (a-b)	44,662
49% interest measured at fair value (c x 49%)	21,884
Goodwill arising on the transaction	26,140

Fair value of the retained 49% interest	48,024
Details of the net cash flows deriving from the transaction are as follows:

Cash received for the disposal of the 23.54% interest	30,000
Chinese withholding tax	(2,958)
Cash and cash equivalents of Natuzzi Trading Shanghai	(4,886)

Net cash flows as per cash flows statement	22,156

Summary of Reconciliation of Fair Value of Retained Interest at the date of loss of control with carrying amount in Consolidated Statement of Financial Position
The following table shows the reconciliation of the fair value of the retained interest in Natuzzi Trading Shanghai at the date of loss of control with the carrying amount as at December 31, 2018 included in the consolidated statement of financial position.

Fair value at the date of loss of control		48,024
Elimination of intercompany profit from licensing Natuzzi trademarks		(7,350)
Group’s share of profit for the year	311
Elimination of amortisation of Natuzzi’s trademarks	153
Elimination of intercompany profit on inventories	(597)
Amortisation of intangibles assets	(216)
Reversal of deferred tax liabilities	54

Group’s share of loss for the year, net of equity method adjustments	(295)	(295)

Group’s share of other comprehensive income		(246)

Carrying amount as at December 31, 2018		40,133

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2018 with the carrying amount as at December 31, 2019 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2018		40,133
Group’s share of profit for the year	1,684
Elimination of amortisation of Natuzzi’s trademarks	368
Elimination of intercompany profit on inventories	(671)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130

Group’s share of profit for the year, net of equity method adjustments	992	992
Group’s share of other comprehensive income		111

Carrying amount as at December 31, 2019		41,236

Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings
As at December 31, 2019 and 2018 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current
are set out below.

	31/12/19	31/12/18
Cash and cash equivalents	37,049	32,845
Bank overdrafts and borrowings	—	(360)
Lease liabilities current	(1,982)	—
Lease liabilities non-current	(5,004)	—

Total, net	30,063	32,485

Summarized Statement of Financial Position and Profit or Loss of Joint Venture
Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in equity as at December 31, 2019 and 2018

	31/12/19	31/12/18
Current assets	48,910	42,288
Non-current assets	23,166	15,785
Current liabilities	(25,663)	(20,328)
Non-current liabilities	(5,004)	—

Equity	41,409	37,745
Group’s share in equity – 49%	20,290	18,495
Intangible assets	3,870	4,389
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(6,829)	(7,197)
Elimination of intercompany profit on inventories	(1,268)	(597)
Deferred tax liabilities	(967)	(1,097)

Group’s carrying amount of the investment	41,236	40,133

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2019 and for the period July 27, 2018 – December 31, 2018

	2019	2018
Revenue	52,714	13,836
Cost of sales	(33,754)	(8,197)
Other income and expenses, net	41	919
Selling expenses	(13,570)	(5,141)
Administrative expenses	(1,883)	(632)
Net finance income	1,194	350

Profit before tax	4,742	1,135
Income tax expense	(1,304)	(500)

Profit for the period	3,438	635
Other comprehensive profit/(loss)	227	(503)

Total comprehensive profit for the period	3,665	132
Group’s share of profit for the period – 49%	1,684	311
Elimination of amortisation of Natuzzi’s trademarks	368	153
Elimination of intercompany profit on inventories	(671)	(597)
Amortisation of intangible assets	(519)	(216)
Deferred tax liabilities	130	54

Group’s share of profit/(loss) for the period, net of equity method adj.	992	(295)
Group’s share of other comprehensive income/(loss) for the period	111	(246)

Group’s share of total comprehensive income/(loss) for the period	1,103	(541)